Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Product revenues, net	$ 5,830	$ 4,441	$ 14,544	$ 14,177	$ 28,541	$ 24,043
Revenues, related party	18	16	36	31	133	57
Total revenues, net	5,848	4,457	14,580	14,208	28,674	24,100
Operating expenses
Research and development	11		11		733	697
Restructuring costs						752
Change in fair value of contingent consideration	100	(1,900)	(100)	(1,900)	(3,800)	(1,402)
Total operating expenses	14,547	10,669	28,770	23,530	47,255	49,301
Loss from operations	(8,699)	(6,212)	(14,190)	(9,322)	(18,581)	(25,201)
Other income (expense)
Change in fair value of warrants	375	5,371	1,403	14,082	19,017	(12,801)
Warrant inducement expense					(2,629)
Change in fair value of investment, related party	(1,482)		(4,424)		1,747
Interest expense, net	(79)	(38)	(114)	(71)	(195)	(344)
Other income, net	62	29	30	52	33	689
Total other income (expense)	(1,124)	5,362	(3,105)	14,063	17,973	(12,456)
Income (loss) before income taxes	(9,823)	(850)	(17,295)	4,741	(608)	(37,657)
Income tax expense	14		20	30	32	56
Net income (loss)	$ (9,837)	$ (850)	$ (17,315)	$ 4,711	$ (640)	$ (37,713)
Income (loss) per common share:
Basic	$ (7.23)	$ (0.90)	$ (12.73)	$ 5.24	$ (0.61)	$ (85.63)
Diluted	$ (7.23)	$ (0.90)	$ (12.73)	$ 5.22	$ (0.61)	$ (85.63)
Weighted-average common shares outstanding:
Basic	1,360,739	941,175	1,359,894	898,444	1,056,988	440,412
Diluted	1,360,739	941,175	1,359,894	902,209	1,056,988	440,412
Related Party [Member]
Operating expenses
Cost of revenues	$ 2,772	$ 2,402	$ 7,319	$ 7,377	$ 14,618	$ 12,222
Selling, general and administrative	92	346	119	441	733	697
Nonrelated Party [Member]
Operating expenses
Cost of revenues	116	152	167	327	567	520
Selling, general and administrative	$ 11,456	$ 9,669	$ 21,254	$ 17,285	$ 35,137	$ 36,512